Employee Retirement and Severance Benefits (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (382,789)	¥ (365,582)
Japan
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,536	1,695
Accrued expenses	(679)
Accrued pension and severance cost	(245,168)	(195,812)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	(244,311)	(194,117)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,306	1,215
Accrued expenses	(992)	(1,004)
Accrued pension and severance cost	(137,621)	(169,770)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	¥ (137,307)	¥ (169,559)